FT Energy Income Partners Enhanced Income ETF Investment Strategy - FT Energy Income Partners Enhanced Income ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will pursue its investment objective by investing primarily in a portfolio of equity securities in the broader energy market (“Energy Companies”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of, and/or investments that provide exposure to, Energy Companies (as defined below). Energy Companies include companies in the Global Industry Classification Standard (“GICS”) energy sector, companies in the GICS utility sector (excluding water utilities), or companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide and fugitive methane mitigation and management, as well as electric transmission, distribution, storage and system reliability support (collectively, "energy-related activities"). Energy Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from energy-related activities, all of which are selected by Energy Income Partners, LLC, the Fund’s investment sub-advisor (“Energy Income Partners” or the “Sub-Advisor”). These companies may include publicly-traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”) and MLP affiliates. The Fund’s portfolio will be selected based upon the Sub-Advisor’s belief that a professionally managed portfolio of Energy Companies offers an attractive balance of income and growth through a combination of dividends and capital appreciation. The Sub-Advisor believes that rapid changes to the energy system driven by innovations like oil and gas completions technologies, renewable energy and energy storage as well as government policies relating to the energy system’s emissions, safety, reliability, resilience and national security have created a wider range of and more diversified opportunities in the energy sector than in the past. In selecting the Fund’s portfolio, the Sub-Advisor focuses primarily on a company’s yield, growth, and valuation. In evaluating yield, the Sub-Advisor seeks companies with stable cash flows and higher-than-average dividend payout ratios or companies with cyclical cash flows that have lower and more sustainable dividend payout ratios. In evaluating growth, the Sub-Advisor focuses on increasing per share earnings and cash flow, with a belief that free cash flow can drive reinvestment or share repurchase, each of which can drive per share growth. Finally, in evaluating a company’s valuation, the Sub-Advisor seeks companies that have the potential to experience positive changes in value, where business restructuring, changes in management or asset mix, or changes in government policy may positively impact investor perception about a company’s future. Through the analysis described above, and use of rigorous investment research and analytical tools applied to stock selection and portfolio construction, the Sub-Advisor selects companies for the Fund’s portfolio that it believes have the best potential to achieve the Fund’s investment objective. The Fund may invest in U.S. and non-U.S. companies, including depositary receipts and investments that are denominated in U.S. or non-U.S. currencies, with various market capitalizations. As determined by the Sub-Advisor, the Fund will also enhance the Fund’s income paying capacity by selling call options on a portion of the value of the Fund. Income is received by an investor who sells an option contract to another party. The option strategy will consist of writing “covered calls” and writing calls on energy indexes and/or exchange-traded funds (“ETFs”) with a correlation to the equity securities held by the Fund. The covered call option portion of the strategy is “covered” because the Fund owns the equity security underlying the call option. When the Fund sells a covered call option, the Fund has the obligation to sell the equity security at a specified price (the “strike price”), or deliver a cash payment equal to any positive difference between the value of the equity security when the option is exercised and the strike price. In the event the equity security appreciates above the strike price and the purchaser exercises the written option, the Fund as the writer (seller) of the call option will have to either sell the equity security at the strike price or pay the difference between the value of the equity security and the strike price (which loss is offset by the premium initially received). In the event the equity security declines in value, the call option may end up worthless and the Fund as the writer (seller) of the call option retains the premium. In addition to writing covered calls on individual securities, the Fund will also write calls on energy indexes and/or ETFs. When the Fund sells a call option on an index or an ETF, the call is "uncovered" (i.e., the Fund does not own the underlying security), therefore the potential losses on such call options are theoretically unlimited. Additionally, when the Fund sells a call option on an ETF, it may be required to acquire shares of the ETF in order to satisfy it's obligation on the call option, which could result in additional costs to the Fund. By combining premiums collected from the sale of calls with the dividend income of the equity securities, the Fund seeks to increase total income for investors while still participating in the growth potential from the price appreciation of the stocks held by the Fund. The call options written by the Fund will generally have expirations of between one month and three months but expirations may be longer or shorter at the determination of the Sub-Advisor. Generally, the Fund will write (sell) call options on approximately 25-75% of the net asset value of the Fund but maintains flexibility to increase this depending on the amount needed to maintain an attractive level of current distributions. The call options written by the Fund will be typically written out-of-the-money, but the Fund may also utilize at-the-money call options. An out-of-the-money call option has a strike price that is greater than the price of the equity security at the time the call option is sold. An at-the-money call option has a strike price that is approximately equal to the price of the equity security at the time the call option is sold. The Fund’s strategy may involve frequently buying and selling portfolio securities. The Sub-Advisor may remove securities from the portfolio when such securities, in the opinion of the Sub-Advisor, are no longer appropriate for seeking to meet the Fund’s investment objective. As of February 27, 2026, the Fund had significant investments in energy companies and utility companies, although this may change from time to time. Over time, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of February 27, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. While the Fund may invest in equity securities of MLPs, the Fund will limit its investment in MLPs, or other companies taxed as partnerships in order to comply with applicable tax diversification rules. The Fund’s investments will be concentrated (i.e., invest more than 25% of Fund assets) in any one industry or group of industries constituting the energy sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).
Strategy Portfolio Concentration [Text]	As of February 27, 2026, the Fund had significant investments in energy companies and utility companies, although this may change from time to time.